INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets

The intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	—	20,000
Total	14,185	34,185
Less: Accumulated amortization	(4,277)	(5,422)
Accumulated impairment loss	(9,831)	(9,831)
	77	18,932